Significant related party transactions - Schedule of Transaction with Related Parties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	$ 3,876,047	$ 2,843,874
Payables to related parties	2,918,658	726,628
Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	2,307,887	2,843,874
RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Amounts payable, related party transactions	1,568,160	0
Payables to related parties	2,047,840	0
Wages and Bonuses
Disclosure of transactions between related parties [line items]
Payables to related parties	$ 870,818	726,628
Transition Resources Limited | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Anthony von Christierson
Engagement with	LZL
Amounts payable, related party transactions	$ 0	163,193
Atlas Sustainability | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Natasha Liddell
Engagement with	KNL
Amounts payable, related party transactions	$ 59,775	0
Airvolution Co. Limited | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Mike Adams
Engagement with	LZL/LZSL
Amounts payable, related party transactions	$ 600,671	625,935
LZ Advisory LLC | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Christopher Showalter
Engagement with	LZL
Amounts payable, related party transactions	$ 231,532	957,682
Southern Prospecting (UK) Limited | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Chris von Christierson
Engagement with	LZL
Amounts payable, related party transactions	$ 0	68,819
Keshel Consult Limited | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Keith Liddell
Engagement with	LZL
Amounts payable, related party transactions	$ 0	391,735
Keith Liddell | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Keith Liddell
Engagement with	LZL
Amounts payable, related party transactions	$ 739,898	132,048
Integrated Finance WA PTY Ltd | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Charles Liddell
Engagement with	LZL
Amounts payable, related party transactions	$ 3,465	37,345
NewVision Metals PTE. Limited | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Gerick Mouton
Engagement with	LZL/LZSL
Amounts payable, related party transactions	$ 479,717	425,000
NewVision Metals PTE. Limited | RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Related Person	Gerick Mouton
Engagement with	LZL/LZSL
Amounts payable, related party transactions	$ 768,000	0
EJMY Consulting | Consultancy fees and bonuses
Disclosure of transactions between related parties [line items]
Related Person	Evan Young
Engagement with	LZL/LZSL
Amounts payable, related party transactions	$ 192,829	42,117
EJMY Consulting | RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Related Person	Evan Young
Engagement with	LZL/LZSL
Amounts payable, related party transactions	$ 32,160	0
Airvolution Co. Limited | RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Related Person	Mike Adams
Engagement with	LZL/LZSL
Amounts payable, related party transactions	$ 768,000	0
Natasha Liddell | RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Related Person	LZAP
Payables to related parties	$ 768,000	0
Natasha Liddell | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Related Person	LZAP
Payables to related parties	$ 87,709	320,195
Simon Liddell | RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Related Person	LZAP
Payables to related parties	$ 511,840	0
Simon Liddell | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Related Person	LZAP
Payables to related parties	$ 313,561	284,047
Jonathan Adams | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Related Person	LZAP
Payables to related parties	$ 133,721	0
Anthony von Christierson | RSUs (granted and vested)
Disclosure of transactions between related parties [line items]
Related Person	LZSL
Payables to related parties	$ 768,000	0
Anthony von Christierson | Wages and Bonuses
Disclosure of transactions between related parties [line items]
Related Person	LZSL
Payables to related parties	$ 335,827	$ 122,386